WBI Power Factor High Dividend ETF
Schedule of Investments
as of March 31, 2024 (Unaudited)

COMMON STOCKS - 98.6%	Shares	Value
Automobiles & Components - 4.8%
Ford Motor Co.	238,780	$3,170,998

Banks - 18.5%
Associated Banc-Corp.	15,232	327,640
Citigroup, Inc.	8,734	552,338
Citizens Financial Group, Inc.	17,934	650,825
Eagle Bancorp, Inc.	11,917	279,930
Fifth Third Bancorp(a)	13,385	498,056
First Interstate BancSystem, Inc. - Class A	11,153	303,473
Fulton Financial Corp.	20,413	324,363
Hope Bancorp, Inc.	28,100	323,431
Huntington Bancshares, Inc./OH	42,785	596,851
KeyCorp	151,218	2,390,757
PNC Financial Services Group, Inc.	3,082	498,051
Provident Financial Services, Inc.	19,161	279,176
Regions Financial Corp.	31,820	669,493
Simmons First National Corp. - Class A	17,233	335,354
Synovus Financial Corp.	12,908	517,094
Truist Financial Corp.	57,481	2,240,609
US Bancorp	12,728	568,942
Valley National Bancorp(a)	33,468	266,405
Zions Bancorp NA	10,239	444,373
		12,067,161

Consumer Discretionary Distribution & Retail - 4.6%
Best Buy Co., Inc.(a)	36,872	3,024,610

Consumer Durables & Apparel - 1.0%
Leggett & Platt, Inc.(a)	34,578	662,169

Consumer Services - 3.0%
Cracker Barrel Old Country Store, Inc.(a)	13,697	996,183
Travel + Leisure Co.	20,266	992,223
		1,988,406

Energy - 15.0%
CVR Energy, Inc.(a)	24,486	873,171
Hess Midstream LP - Class A(a)	22,480	812,202
Kinder Morgan, Inc.	223,681	4,102,310
Kinetik Holdings, Inc.	22,044	878,894
ONEOK, Inc.	39,659	3,179,462
		9,846,039

Financial Services - 4.5%
Invesco Ltd.	30,153	500,238
Jackson Financial, Inc. - Class A(a)	7,796	515,627
OneMain Holdings, Inc.	10,308	526,636
Virtu Financial, Inc. - Class A	31,811	652,762
Western Union Co.	52,279	730,860
		2,926,123

Food, Beverage & Tobacco - 11.3%
Altria Group, Inc.	95,744	4,176,353
Conagra Brands, Inc.	29,668	879,360
Kraft Heinz Co.	63,519	2,343,851
		7,399,564

Insurance - 2.7%
Fidelity National Financial, Inc.(a)	8,858	470,360
Lincoln National Corp.	21,399	683,270
Prudential Financial, Inc.(a)	5,253	616,702
		1,770,332

Materials - 13.7%
Dow, Inc.(a)	53,721	3,112,057
International Paper Co.(a)	71,939	2,807,060
LyondellBasell Industries NV - Class A	30,283	3,097,346
		9,016,463

Media & Entertainment - 1.0%
Sinclair, Inc.(a)	48,694	655,908

Pharmaceuticals, Biotechnology & Life Sciences - 9.5%
Bristol-Myers Squibb Co.	20,760	1,125,815
Organon & Co.(a)	122,238	2,298,074
Pfizer, Inc.	100,597	2,791,567
		6,215,456

Technology Hardware & Equipment - 1.4%
Xerox Holdings Corp.(a)	52,000	930,800

Telecommunication Services - 6.4%
Verizon Communications, Inc.	99,434	4,172,251

Utilities - 1.2%
Clearway Energy, Inc. - Class C	34,202	788,356
TOTAL COMMON STOCKS (Cost $58,640,953)		64,634,636

SHORT-TERM INVESTMENTS - 17.4%
Investments Purchased with Proceeds from Securities Lending - 17.4%	Units
Mount Vernon Liquid Assets Portfolio, LLC(b)	11,365,426	11,365,426

TOTAL SHORT-TERM INVESTMENTS (Cost $11,365,426)		11,365,426

TOTAL INVESTMENTS - 116.0% (Cost $70,006,379)		$76,000,062
Money Market Deposit Account - 1.5%(c)		972,818
Liabilities in Excess of Other Assets - (17.5)%		(11,471,406)
TOTAL NET ASSETS - 100.0%		$65,501,474

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC (S&P). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

NV - Naamloze Vennootschap

(a)	All or a portion of this security is on loan as of March 31, 2024. The total market value of these securities was $11,154,754 which represented 17.0% of net assets.
(b)	The rate shown represents the 7-day effective yield as of March 31, 2024.
(c)
The U.S. Bank Money Market Deposit Account (the MMDA) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2024 was 3.27%.

WBI Power Factor High Dividend ETF
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	64,634,636			64,634,636
Investments Purchased with Proceeds from Securities Lending(a)		11,365,426		11,365,426
Total Assets	64,634,636	11,365,426		76,000,062

Refer to the Schedule of Investments for industry classifications.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.